Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 144,112,370.05
Previously Paid Amount	0.00
Total Fee Amount	19,901.92
Total Offset Amount	0.00
Net Fee	$ 19,901.92